Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0000063276
Registrant Name	MATTEL INC /DE/
Registration File Number	333-291169
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A